Loss Per Share - Additional Information (Details)	Apr. 03, 2018 shares
Class A Ordinary Shares
Class Of Stock [Line Items]
Conversion of redeemable convertible preferred shares, ordinary shares issued	1,231,841,032
Class B Ordinary Shares
Class Of Stock [Line Items]
Conversion of redeemable convertible preferred shares, ordinary shares issued	2,496,982,468